MAJOR CUSTOMER (Tables)	6 Months Ended
Jun. 30, 2014
MAJOR CUSTOMER [Abstract]
Schedule of Revenues and Receivables by Major Customer
The following table sets forth the customers that represented 10% or more of the Company's total revenues in each of the periods set forth below:

	Six Months Ended June 30
	2013	2014

Customer A	56%	70%
Customer B	30%	*

*  less than 10%

The following is a summary of customers that accounted for at least 10% of the total accounts receivable as of December 31, 2013 and June 30, 2014:

	December 31	June 30
	2013	2014

Customer A	-	59%
Customer B	-	10%